Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 1,140,074,031	$ 798,863,949	$ 676,875,526
Turnover Tax
Disclosure of other operating expenses [line items]
Other Operating Expenses	671,995,024	476,251,133	392,965,030
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Other Operating Expenses	17,600,151	18,308,029	19,703,503
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Other Operating Expenses	27,691,265	27,259,204	17,712,872
Claims
Disclosure of other operating expenses [line items]
Other Operating Expenses	31,340,261	37,958,321	33,686,738
Other Financial Expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	71,558,142	76,465	0
Interest on leases
Disclosure of other operating expenses [line items]
Other Operating Expenses	6,862,680	7,175,904	6,484,831
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Other Operating Expenses	101,616,312	76,721,059	79,151,536
Other Expenses from Services
Disclosure of other operating expenses [line items]
Other Operating Expenses	192,018,786	136,197,011	105,256,705
Others
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 19,391,410	$ 18,916,823	$ 21,914,311